Pledged Bank Deposits/Fixed Bank Deposits With Maturity Period Over Three Months/Bank Balances and Cash, and Other Cash Flow Information - Reconciliation of Liabilities Arising From Financing Activities (Detail) - 12 months ended Dec. 31, 2017
¥ in Thousands, $ in Thousands
	CNY (¥)	USD ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	¥ 559,398	$ 85,978
Changes from financing cash flows
New bank borrowings raised	558,000	85,763
Repayment of bank borrowings	(558,000)	(85,763)
Advance from a shareholder	10,149	1,560
Repayment to a shareholder	(2,805)	(431)
Total changes from financing cash flows	7,344	1,129
Ending balance	566,742	$ 87,107
Bank Borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	558,000
Changes from financing cash flows
New bank borrowings raised	558,000
Repayment of bank borrowings	(558,000)
Ending balance	558,000
Shareholders' [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,398
Changes from financing cash flows
Advance from a shareholder	10,149
Repayment to a shareholder	(2,805)
Total changes from financing cash flows	7,344
Ending balance	¥ 8,742